Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Fees charged by our Managers comprised the following:

	six -month periods ended June 30,
	2020	2021
Ship Management Fees	$9,013	$9,788
Supervision Fees	275	—
Commissions	330	525